Summary of Significant Accounting Policies - Assets and Investments Table (Details) - Western Gas Partners, LP [Member]	Dec. 31, 2018 unit
Owned and Operated [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	17	[1]
Owned and Operated [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	34
Owned and Operated [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	23
Owned and Operated [Member] | Natural Gas Liquids Pipelines [Member]
Assets [Line Items]
Assets, number of units	2
Owned and Operated [Member] | Natural Gas Pipelines [Member]
Assets [Line Items]
Assets, number of units	5
Owned and Operated [Member] | Oil Pipelines [Member]
Assets [Line Items]
Assets, number of units	3
Operated Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	2	[1]
Operated Interests [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	3
Operated Interests [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	3
Operated Interests [Member] | Oil Pipelines [Member]
Assets [Line Items]
Assets, number of units	1
Non-Operated Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	3	[1]
Equity Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	2	[1]
Equity Interests [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	3
Equity Interests [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	5
Equity Interests [Member] | Natural Gas Liquids Pipelines [Member]
Assets [Line Items]
Assets, number of units	4
Equity Interests [Member] | Oil Pipelines [Member]
Assets [Line Items]
Assets, number of units	3

[1]	Includes the DBM water systems.